Share Capital, Share Premium, Reserves	12 Months Ended
Dec. 31, 2025
Share Capital, Share Premium, Reserves
Share Capital, Share Premium, Reserves

16.Share capital, share premium, reserves

16.1.   Share capital and share premium

The number of shares and the par value in the paragraph below take into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting. The tables and comments below reflect the number of shares after the share split of 500:1 as of January 1, 2020.

As part of the IPO on September 21, 2020, the Company incurred direct-attributable transaction costs of €6.5 million which have been deducted from the share premium.

As part of the IPO on July 7, 2021, the Company incurred direct-attributable transaction costs of €7.6 million which have been deducted from the share premium.

As of December 31, 2024, the share capital of the Company amounts to €6.4 million represented by 37,427,265 shares, and the share premium amounts to €332.6 million (before deduction of the transaction costs).

As of December 31, 2025, the share capital of the Company amounts to €6.5 million represented by 43,026,460 shares, and the share premium amounts to €354.5 million (before deduction of the transaction costs).

Evolution of the share capital and share premium ended December 31, 2025 and 2024:

	Common	Total of	Share capital	Share capital	Share premium
(Number of shares except otherwise stated)	shares	shares	per share	(in EUR 000)	(in EUR 000)
January 1, 2024	28,673,985	28,673,985	—	4,926	260,631
March 6, 2024 - Exercise warrants	8,650	8,650	0.17	1	61
April 17, 2024 - Exercise warrants	3,000	3,000	0.17	1	16
May 28, 2024 - Capital increase in cash	5,374,755	5,374,755	0.17	923	44,946
June 3, 2024 - Capital increase in cash	300,000	300,000	0.17	52	2,506
June 24, 2024 - Exercise warrants	12,625	12,625	0.17	2	66
September 3, 2024 - Exercise warrants	13,750	13,750	0.17	2	72
September 25, 2024 - Exercise warrants	2,250	2,250	0.17	1	12
October 9, 2024 - Capital increase in cash	3,000,000	3,000,000	0.17	515	24,071
November 15, 2024 - Exercise warrants	38,250	38,250	0.17	7	198
December 31, 2024	37,427,265	37,427,265	—	6,430	332,579
May 12, 2025 - Exercise warrants	2,000	2,000	0.17	—	10
June 13, 2025 - Exercise warrants	6,375	6,375	0.17	1	33
July 8, 2025 - Exercise warrants	5,500	5,500	0.17	1	29
September 26, 2025 - Exercise RSU warrants	103,642	103,642	0.17	18	—
November 18, 2025 - Capital increase in cash	5,189,428	5,189,428	0.01	52	20,706
November 20, 2025 - Capital increase in cash	292,250	292,250	0.01	3	1,166
December 31, 2025	43,026,460	43,026,460	—	6,505	354,523

On March 6, 2024, pursuant to the exercise of warrants, the Company issued 8,650 new shares for an aggregate capital increase of €62,000 (including share premium).

On April 17, 2024, pursuant to the exercise of warrants, the Company issued 3,000 new shares for an aggregate capital increase of €17,000 (including share premium).

On May 28, 2024, the Company issued 5,374,755 new shares for an aggregate capital increase of €45.9 million (including share premium) in the framework of an underwritten public offering in the United States, which included shares sold in a private offering to certain qualified or institutional investors outside the United States. 1,996,187 shares were subscribed to in euro at a share price of €8.54 per share. 3.378.568 shares were subscribed to in US dollars, at a share price of $9.25 per share.

On June 3, 2024, the Company issued 300,000 new shares for an aggregate capital increase of €2.6 million (including share premium) as a result of the exercise by the underwriters of the May 28, 2024 capital increase to exercise their option to purchase additional shares (“greenshoe”). All 300,000 shares were subscribed to in US dollars at a share price of $9.25 per share.

The proceeds of the May 28 and June 3, 2024 capital increases will be used for general corporate purposes.

On June 24, 2024, pursuant to the exercise of warrants, the Company issued 12,625 new shares for an aggregate capital increase of €68,000 (including share premium).

On September 3, 2024, pursuant to the exercise of warrants, the Company issued 13,750 new shares for an aggregate capital increase of €74,000 (including share premium).

On September 25, 2024, pursuant to the exercise of warrants, the Company issued 2,250 new shares for an aggregate capital increase of €13,000 (including share premium).

On October 9, 2024, the Company issued 3,000,000 new shares for an aggregate capital increase of €24.6 million (including share premium). The Company raised $27.0 million in gross proceeds pursuant to the Company’s $50 million at-the-market (“ATM”) program established on December 22, 2022 at an issue price equal to the market price on the Nasdaq Global Market at the time of the sale. The proceeds will be used to meet demand outside the U.S. and in the U.S.

On November 15, 2024, pursuant to the exercise of warrants, the Company issued 38,250 new shares for an aggregate capital increase of €205,000 (including share premium).

As part of the above capital increases, the Company incurred direct-attributable transaction costs of €3.7 million which were deducted from the share premium. The proceeds from the capital increase net of transaction costs amounted to €71.5 million.

On May 12, 2025, pursuant to the exercise of warrants, the Company issued 2,000 new shares for an aggregate capital increase of €10,000 (including share premium).

On June 13, 2025, pursuant to the exercise of warrants, the Company issued 6,375 new shares for an aggregate capital increase of €34,000 (including share premium).

On July 8, 2025, pursuant to the exercise of warrants, the Company issued 5,500 new shares for an aggregate capital increase of €30,000 (including share premium).

On September 26, 2025, pursuant to the exercise of RSU warrants, the Company issued 103,642 new shares for an aggregate capital increase of €18,000 (no share premium).

On November 18, 2025, the Company issued 5,189,428 new shares for an aggregate capital increase of €20.8 million (including share premium). All shares were subscribed to in EUR at a share price of €4 per share.

On November 20, 2025, the Company issued 292,250 new shares for an aggregate capital increase of €1.2 million (including share premium). All shares were subscribed to in EUR at a share price of €4 per share.

As part of above capital increases, the Company incurred direct-attributable transaction costs of €1.2 million which have been deducted from the share premium. The proceeds from the capital increase net of transaction costs amounted to €21.9 million.

16.2.   Reserves

The reserves include the share-based payment reserve (see note 17), other comprehensive income and the retained loss. Retained loss is comprised of primarily of accumulated losses, other comprehensive income is comprised of currency translation reserves and remeasurements of post-employment benefit obligations.

The movement in other comprehensive income for the year ended December 31, 2025 and 2024 is detailed in the table below:

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2024	54	83	137
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	766	—	766
Items that may not be subsequently reclassified to profit or loss (net of tax)
Remeasurements of post-employment benefit obligations	—	11	11
Total other comprehensive income at December 31, 2024	820	94	914
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	228	—	228
Items that may not be subsequently reclassified to profit or loss (net of tax)
Remeasurements of post-employment benefit obligations	—	(18)	(18)
Total other comprehensive income at December 31, 2025	1,048	76	1,124